Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Issued capital [member]	Share premium [member]	Other reserves [member]	Obligation To Issue Shares [Member]	Share Subscriptions Received In Advance [Member]	Equity components on convertible lones [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2018	$ 5,359,444	$ 5,863,872	$ 581,486			$ 5,202	$ (6,129,022)	$ 321,538
IfrsStatementLineItems [Line Items]
Share-based payments			26,317					26,317
Share subscriptions received in advance					70,000			70,000
Net loss for the year							(629,576)	(629,576)
Ending balance, value at Dec. 31, 2019	5,359,444	5,863,872	607,803		70,000	5,202	(6,758,598)	(211,721)
IfrsStatementLineItems [Line Items]
Share-based payments			293,443					293,443
Net loss for the year							(1,284,602)	(1,284,602)
Shares issued pursuant to private placement	1,555,314	2,465,023	91,297		(70,000)			2,486,320
Share issuance costs		(70,500)	11,066					(59,434)
Convertible loan debt forgiveness						(5,202)	5,202
Obligation to issue shares				32,238				32,238
Ending balance, value at Dec. 31, 2020	6,914,758	8,258,395	1,003,609	32,238			(8,037,998)	1,256,244
IfrsStatementLineItems [Line Items]
Share-based payments			499,158					499,158
Net loss for the year							(1,652,282)	(1,652,282)
Share issuance costs		(1,377,364)	521,251					(856,113)
Shares issued pursuant to private placements	2,085,687	763,572						763,572
Shares issued pursuant to IPO	3,261,000	9,252,009						9,252,009
Reclassification of derivative warrant liability			4,460,000					4,460,000
Options exercised	51,106	149,172	(65,172)					84,000
Warrants exercised	651,583	2,888,370	(32,387)					2,855,983
Shares issued for services	25,553	75,000						75,000
Ending balance, value at Dec. 31, 2021	$ 12,989,687	$ 20,009,154	$ 6,386,459	$ 32,238			$ (9,690,280)	$ 16,737,571